Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

On January 21, 2022, the Company redomiciled from Delaware to a British Columbia corporation by way of an amalgamation transaction with the Company’s British Columbian subsidiary (the “Repatriation Transaction”). Pursuant to the Repatriation Transaction, for every one common stock of Trillion Energy International Inc., the shareholders will receive one common stock of Trillion Energy International Inc.

As a result of the Repatriation Transaction, the Company will meet the definition of a foreign private issuer, as defined under Rule 3b-4 of the Securities Exchange Act of 1934, as amended.

Subsequent to December 31, 2021, the Company issued 110,567,031 units at $0.165 CAD per unit for gross proceeds of $18,243,560 CAD pursuant to the closing of private placements. Each unit comprises one common shares and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 for two years from the date of the closing of the offering. Cash finder’s fee of $1,338,604 CAD were paid and 5,688,556 broker warrants were issued pursuant to the private placements.

Subsequent to December 31, 2021, the Company issued 196,250 common shares related to the exercise of 195,250 warrants for proceeds of CAD $19,625.

Subsequent to December 31, 2021, the Company issued 50,000 common shares related to the exercise of 50,000 options for proceeds of CAD $5,000.

Subsequent to December 31, 2021, the Company issued 50,000 common shares related to the granting and vesting of 50,000 RSUs during the year ended December 31, 2021.

Subsequent to December 31, 2021, the Company issued 650,000 common shares related to the granting and vesting of 650,000 RSUs on February 1, 2022.